Note 8 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating lease right-of-use assets	$ 398,507	$ 390,565
Operating lease liabilities - current	(92,950)	(89,938)
Operating lease liabilities - non-current	(383,921)	(375,454)
Total operating lease liabilities	(476,871)	(465,392)
Fixed assets, cost	16,651	8,244
Accumulated depreciation	(4,826)	(2,566)
Fixed assets, net	11,825	5,678
Long-term debt - current	(3,686)	(1,415)
Long-term debt - non-current	(8,546)	(4,295)
Total finance lease liabilities	$ (12,232)	$ (5,710)